Summary of Significant Accounting Policies - Concentration of Credit Risk and Other Risks and Uncertainties (Details) - Customer Concentration Risk	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Revenue | Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	21.10%	16.30%	40.80%	74.80%
Total Revenue | Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	18.20%	0.00%	15.80%	11.70%
Total Revenue | Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	16.80%	13.20%	14.80%	11.10%
Total Revenue | Customer 4
Concentration Risk [Line Items]
Concentration risk, percentage	16.30%	67.80%
Total Revenue | Customer 5
Concentration Risk [Line Items]
Concentration risk, percentage	14.50%	0.00%
Accounts Receivable | Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	31.60%	0.00%	64.40%	85.60%
Accounts Receivable | Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%	0.00%	22.40%	21.30%
Accounts Receivable | Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	7.00%	11.80%
Accounts Receivable | Customer 4
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	85.60%
Accounts Receivable | Customer 5
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	0.00%